Note 21 - Other Liabilities - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Post-employment benefits	$ 125,012	$ 125,161
Other-long term benefits	68,244	66,714
Miscellaneous	24,040	21,742
	$ 217,296	$ 213,617